Material Partly-Owned Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2019
Interests In Other Entities [Abstract]
Disclosure of interest in subsidiaries

Name	Non-controlling interest holding			Country of incorporation and operation
	2019	2018	2017
Cerro Vanguardia S.A. (CVSA)	7.5%	7.5%	7.5%	Argentina
Société AngloGold Ashanti de Guinée S.A. (Siguiri)	15%	15%	15%	Republic of Guinea

Financial information of subsidiaries that have material non-controlling interests are provided below:

	US Dollars
Figures in millions	2019	2018	2017
Profit (loss) allocated to material non-controlling interests
CVSA	5	9	7
Siguiri	—	8	13
Accumulated balances of material non-controlling interests
CVSA	13	14	13
Siguiri	23	32	32

Summarised financial information of subsidiaries is as follows. The information is based on amounts including inter-company balances.

	US Dollars
Figures in millions	CVSA	Siguiri

Statement of profit or loss for 2019
Revenue	390	349
Profit (loss) for the year	68	1
Total comprehensive income (loss) for the year, net of tax	68	1
Attributable to non-controlling interests	5	—
Dividends paid to non-controlling interests	(7)	(9)

Statement of profit or loss for 2018
Revenue	498	365
Profit (loss) for the year	119	56
Total comprehensive income (loss) for the year, net of tax	119	56
Attributable to non-controlling interests	9	8
Dividends paid to non-controlling interests	(7)	(8)

Statement of profit or loss for 2017
Revenue	517	489
Profit (loss) for the year	96	88
Total comprehensive income (loss) for the year, net of tax	96	88
Attributable to non-controlling interests	7	13
Dividends paid to non-controlling interests	(9)	(10)

Summarised financial information of subsidiaries is as follows. The information is based on amounts before inter-company eliminations.

	US Dollars
Figures in millions	CVSA	Siguiri

Statement of financial position as at 31 December 2019
Non-current assets	177	245
Current assets	202	170
Non-current liabilities	(120)	(141)
Current liabilities	(82)	(121)
Total equity	177	153

Statement of financial position as at 31 December 2018
Non-current assets	176	257
Current assets	215	157
Non-current liabilities	(112)	(64)
Current liabilities	(78)	(137)
Total equity	201	213

Statement of financial position as at 31 December 2017
Non-current assets	193	206
Current assets	171	189
Non-current liabilities	(103)	(101)
Current liabilities	(84)	(82)
Total equity	177	212

Statement of cash flows for the year ended 31 December 2019
Cash inflow (outflow) from operating activities	107	46
Cash inflow (outflow) from investing activities	(30)	(22)
Cash inflow (outflow) from financing activities	(47)	(30)
Net increase (decrease) in cash and cash equivalents	30	(6)

Statement of cash flows for the year ended 31 December 2018
Cash inflow (outflow) from operating activities	179	84
Cash inflow (outflow) from investing activities	(36)	(96)
Cash inflow (outflow) from financing activities	(140)	(6)
Net increase (decrease) in cash and cash equivalents	3	(18)

Statement of cash flows for the year ended 31 December 2017
Cash inflow (outflow) from operating activities	189	152
Cash inflow (outflow) from investing activities	(55)	(82)
Cash inflow (outflow) from financing activities	(118)	(58)
Net increase (decrease) in cash and cash equivalents	16	12